UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-23859

Advisor Managed Portfolios
(Exact name of registrant as specified in charter)

615 East Michigan Street

Milwaukee, Wisconsin 53202
(Address of principal executive offices) (Zip code)

Russell B. Simon

Advisor Managed Portfolios

2020 East Financial Way, Suite 100

Glendora, CA 91741
(Name and address of agent for service)

(626) 914-7395

Registrant’s telephone number, including area code

Date of fiscal year end: June 30

Date of reporting period: June 30, 2024

Item 1. Reports to Stockholders.

(a)

Zevenbergen Growth Fund
Investor Class | ZVNBX
Annual Shareholder Report | June 30, 2024
This annual shareholder report contains important information about the Zevenbergen Growth Fund for the period of July 1, 2023, to June 30, 2024, as well as certain changes to the Fund. You can find additional information about the Fund at https://www.zci.com/funds/zevenbergen-growth-fund/. You can also request this information by contacting us at 1-844-986-2746.
What were the Fund costs for the past year?
(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$146	1.30%
How did the Fund perform last year and what affected its performance?
For the 12-month period ended June 30, 2024,  the Fund underperformed its benchmark, the Russell 3000® Growth Index.
WHAT FACTORS INFLUENCED PERFORMANCE
Exposure to small and mid-capitalized companies weighed on the Fund’s performance over the period, most notably in the third quarter of 2023 and second quarter of 2024, as the market rewarded the largest market-capitalized companies with strong free cash flow. Security selection in the Health Care industry and a relative underweight to the Technology industry also detracted from performance.
Positive contributions were led by an overweight positioning in the Consumer Discretionary Industry, as strong employment trends were a tailwind for the U.S. consumer. Allocations to NVIDIA Corporation and MercadoLibre, Inc. also contributed to performance over the period.
POSITIONING
There was only one position change in the top 10 holdings by weight over the period; Snowflake Inc. slid out of the ranking, while additions to Meta Platforms, Inc. brought the holding into the top 10. Overall, the market capitalization exposure shifted slightly higher, and allocations to mid- and small-capitalized companies decreased. Exposure to companies economically tied to the small and mid-sized business space was decreased, and exposure to Technology and Consumer non-cyclical industries increased.
PERFORMANCE
The Fund experienced a positive return for the period, as the Federal Reserve halted interest rate increases, broad inflation measures began to ease, and excitement surrounding Artificial Intelligence and the efficiencies from this new technology touched many segments of the equity market.
PERFORMANCE ATTRIBUTION

Top Contributors
↑	NVIDIA Corporation
↑	MercadoLibre, Inc.
↑	Amazon.com, Inc.

Top Detractors
↓	Exact Sciences Corporation
↓	Tesla, Inc.
↓	Bill Holdings, Inc.
How did the Fund perform since inception?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and does not assume the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted. Performance for other share classes will vary.
CUMULATIVE PERFORMANCE
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (08/31/2015)
Investor Class	24.27	11.57	14.42
Russell 3000 Total Return	23.13	14.14	13.54
Russell 3000 Growth Total Return	32.22	18.55	17.10
Visit https://www.zci.com/funds/zevenbergen-growth-fund/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Zevenbergen Growth Fund	PAGE 1	TSR_AR_00777X702

Key Fund Statistics (as of June 30, 2024)

Net Assets	$117,525,973
Number of Holdings	35

Net Advisory Fee	$632,137
Portfolio Turnover	14%
Visit https://www.zci.com/funds/zevenbergen-growth-fund/ for more recent performance information.
What did the Fund invest in? (as of June 30, 2024)

Top 10 Issuers	(%)
NVIDIA Corporation	9.6%
MercadoLibre, Inc.	7.0%
Amazon.com, Inc.	6.4%
Tesla, Inc.	6.2%
The Trade Desk, Inc.	5.9%
Shopify, Inc.	4.8%
Uber Technologies, Inc.	4.4%
Axon Enterprise, Inc.	4.1%
Meta Platforms, Inc.	3.6%
Advanced Micro Devices, Inc.	3.5%

Industry	(%)
Consumer Discretionary	44.6%
Technology	39.4%
Health Care	7.2%
Industrials	5.0%
Energy	1.9%
Real Estate	1.7%
Cash & Other	0.2%
Industry Breakdown (% of net assets)
Householding
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Zevenbergen Capital Investments LLC documents not be householded, please contact Zevenbergen Capital Investments LLC at 1-844-986-2746, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Zevenbergen Capital Investments LLC or your financial intermediary.
For additional information about the Fund, including its prospectus and other important materials, scan the QR code or visit https://www.zci.com/funds/zevenbergen-growth-fund/.
The Fund is distributed by Quasar Distributors, LLC.
Zevenbergen Growth Fund	PAGE 2	TSR_AR_00777X702

Zevenbergen Growth Fund
Institutional Class | ZVNIX
Annual Shareholder Report | June 30, 2024
This annual shareholder report contains important information about the Zevenbergen Growth Fund for the period of July 1, 2023, to June 30, 2024, as well as certain changes to the Fund. You can find additional information about the Fund at https://www.zci.com/funds/zevenbergen-growth-fund/. You can also request this information by contacting us at 1-844-986-2746.
What were the Fund costs for the past year?
(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$112	1.00%
How did the Fund perform last year and what affected its performance?
For the 12-month period ended June 30, 2024,  the Fund underperformed its benchmark, the Russell 3000® Growth Index.
WHAT FACTORS INFLUENCED PERFORMANCE
Exposure to small and mid-capitalized companies weighed on the Fund’s performance over the period, most notably in the third quarter of 2023 and second quarter of 2024, as the market rewarded the largest market-capitalized companies with strong free cash flow. Security selection in the Health Care industry and a relative underweight to the Technology industry also detracted from performance.
Positive contributions were led by an overweight positioning in the Consumer Discretionary Industry, as strong employment trends were a tailwind for the U.S. consumer. Allocations to NVIDIA Corporation and MercadoLibre, Inc. also contributed to performance over the period.
POSITIONING
There was only one position change in the top 10 holdings by weight over the period; Snowflake Inc. slid out of the ranking, while additions to Meta Platforms, Inc. brought the holding into the top 10. Overall, the market capitalization exposure shifted slightly higher, and allocations to mid- and small-capitalized companies decreased. Exposure to companies economically tied to the small and mid-sized business space was decreased, and exposure to Technology and Consumer non-cyclical industries increased.
PERFORMANCE
The Fund experienced a positive return for the period, as the Federal Reserve halted interest rate increases, broad inflation measures began to ease, and excitement surrounding Artificial Intelligence and the efficiencies from this new technology touched many segments of the equity market.
PERFORMANCE ATTRIBUTION

Top Contributors
↑	NVIDIA Corporation
↑	MercadoLibre, Inc.
↑	Amazon.com, Inc.

Top Detractors
↓	Exact Sciences Corporation
↓	Tesla, Inc.
↓	Bill Holdings, Inc.
How did the Fund perform since inception?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and does not assume the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted. Performance for other share classes will vary.
CUMULATIVE PERFORMANCE
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (08/31/2015)
Institutional Class	24.66	11.90	14.73
Russell 3000 Total Return	23.13	14.14	13.54
Russell 3000 Growth Total Return	32.22	18.55	17.10
Visit https://www.zci.com/funds/zevenbergen-growth-fund/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Zevenbergen Growth Fund	PAGE 1	TSR_AR_00777X801

Key Fund Statistics (as of June 30, 2024)

Net Assets	$117,525,973
Number of Holdings	35

Net Advisory Fee	$632,137
Portfolio Turnover	14%
Visit https://www.zci.com/funds/zevenbergen-growth-fund/ for more recent performance information.
What did the Fund invest in? (as of June 30, 2024)

Top 10 Issuers	(%)
NVIDIA Corporation	9.6%
MercadoLibre, Inc.	7.0%
Amazon.com, Inc.	6.4%
Tesla, Inc.	6.2%
The Trade Desk, Inc.	5.9%
Shopify, Inc.	4.8%
Uber Technologies, Inc.	4.4%
Axon Enterprise, Inc.	4.1%
Meta Platforms, Inc.	3.6%
Advanced Micro Devices, Inc.	3.5%

Industry	(%)
Consumer Discretionary	44.6%
Technology	39.4%
Health Care	7.2%
Industrials	5.0%
Energy	1.9%
Real Estate	1.7%
Cash & Other	0.2%
Industry Breakdown (% of net assets)
Householding
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Zevenbergen Capital Investments LLC documents not be householded, please contact Zevenbergen Capital Investments LLC at 1-844-986-2746, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Zevenbergen Capital Investments LLC or your financial intermediary.
For additional information about the Fund, including its prospectus and other important materials, scan the QR code or visit https://www.zci.com/funds/zevenbergen-growth-fund/.
The Fund is distributed by Quasar Distributors, LLC.
Zevenbergen Growth Fund	PAGE 2	TSR_AR_00777X801

Zevenbergen Genea Fund
Investor Class | ZVGNX
Annual Shareholder Report | June 30, 2024
This annual shareholder report contains important information about the Zevenbergen Genea Fund for the period of July 1, 2023, to June 30, 2024, as well as certain changes to the Fund. You can find additional information about the Fund at https://www.zci.com/funds/zevenbergen-genea-fund/. You can also request this information by contacting us at 1-844-986-2746.
What were the Fund costs for the past year?
(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$142	1.30%
How did the Fund perform last year and what affected its performance?
For the 12-month period ended June 30, 2024, the Fund underperformed its benchmark, the Russell 3000® Growth Index.
WHAT FACTORS INFLUENCED PERFORMANCE
Exposure to small and mid-capitalized companies weighed on the Fund’s performance over the period, most notably in the third quarter of 2023 and second quarter of 2024, as the market rewarded those largest market-capitalized companies with strong free cash flow. Security selection in the Industrials industry and a relative underweight to the Technology industry also detracted from performance.
Positive contributions were led by an overweight positioning in the Consumer Discretionary industry, as strong employment trends were a tailwind for the U.S. consumer. Allocations to NVIDIA Corporation and Amazon.com, Inc. also contributed to performance over the period.
POSITIONING
The Fund had several position changes in the top 10 holdings by weight during the period. Weights in Axon Enterprise, Inc.; Netflix, Inc.; and Datadog, Inc. increased, while weights in MongoDB, Inc. and Snowflake Inc. decreased. Overall, the market capitalization exposure shifted slightly higher, and allocations to mid- and small-capitalized companies decreased. Exposure to companies economically tied to the small and mid-sized business space decreased, and exposure to Technology and Consumer non-cyclical industries increased.
PERFORMANCE
The Fund experienced a positive return for the period, as the Federal Reserve halted interest rate increases, broad inflation measures began to ease, and excitement surrounding Artificial Intelligence and the efficiencies from this new technology touched many segments of the equity market.
PERFORMANCE ATTRIBUTION

Top Contributors
↑	NVIDIA Corporation
↑	Amazon.com, Inc.
↑	Uber Technologies, Inc.

Top Detractors
↓	Tesla, Inc.
↓	Bill Holdings, Inc.
↓	MongoDB, Inc.
How did the Fund perform since inception?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and does not assume the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted. Performance for other share classes will vary.
CUMULATIVE PERFORMANCE
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (08/31/2015)
Investor Class	20.24	11.52	17.00
Russell 3000 Total Return	23.13	14.14	13.54
Russell 3000 Growth Total Return	32.22	18.55	17.10
Visit https://www.zci.com/funds/zevenbergen-genea-fund/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Zevenbergen Genea Fund	PAGE 1	TSR_AR_00777X884

Key Fund Statistics (as of June 30, 2024)

Net Assets	$70,461,573
Number of Holdings	28

Net Advisory Fee	$386,963
Portfolio Turnover	19%
Visit https://www.zci.com/funds/zevenbergen-genea-fund/ for more recent performance information.
What did the Fund invest in? (as of June 30, 2024)

Top 10 Issuers	(%)
NVIDIA Corporation	10.3%
Tesla, Inc.	9.1%
MercadoLibre, Inc.	7.7%
Amazon.com, Inc.	7.7%
The Trade Desk, Inc.	7.5%
Shopify, Inc.	5.6%
Uber Technologies, Inc.	4.9%
Axon Enterprise, Inc.	4.8%
Netflix, Inc.	4.6%
Datadog, Inc.	3.8%

Industry	(%)
Consumer Discretionary	48.8%
Technology	39.1%
Industrials	6.8%
Real Estate	2.9%
Energy	1.9%
Cash & Other	0.5%
Industry Breakdown (% of net assets)
Householding
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Zevenbergen Capital Investments LLC documents not be householded, please contact Zevenbergen Capital Investments LLC at 1-844-986-2746, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Zevenbergen Capital Investments LLC or your financial intermediary.
For additional information about the Fund, including its prospectus and other important materials, scan the QR code or visit https://www.zci.com/funds/zevenbergen-genea-fund/.
The Fund is distributed by Quasar Distributors, LLC.
Zevenbergen Genea Fund	PAGE 2	TSR_AR_00777X884

Zevenbergen Genea Fund
Institutional Class | ZVGIX
Annual Shareholder Report | June 30, 2024
This annual shareholder report contains important information about the Zevenbergen Genea Fund for the period of July 1, 2023, to June 30, 2024, as well as certain changes to the Fund. You can find additional information about the Fund at https://www.zci.com/funds/zevenbergen-genea-fund/. You can also request this information by contacting us at 1-844-986-2746.
What were the Fund costs for the past year?
(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$110	1.00%
How did the Fund perform last year and what affected its performance?
For the 12-month period ended June 30, 2024, the Fund underperformed its benchmark, the Russell 3000® Growth Index.
WHAT FACTORS INFLUENCED PERFORMANCE
Exposure to small and mid-capitalized companies weighed on the Fund’s performance over the period, most notably in the third quarter of 2023 and second quarter of 2024, as the market rewarded those largest market-capitalized companies with strong free cash flow. Security selection in the Industrials industry and a relative underweight to the Technology industry also detracted from performance.
Positive contributions were led by an overweight positioning in the Consumer Discretionary industry, as strong employment trends were a tailwind for the U.S. consumer. Allocations to NVIDIA Corporation and Amazon.com, Inc. also contributed to performance over the period.
POSITIONING
The Fund had several position changes in the top 10 holdings by weight during the period. Weights in Axon Enterprise, Inc.; Netflix, Inc.; and Datadog, Inc. increased, while weights in MongoDB, Inc. and Snowflake Inc. decreased. Overall, the market capitalization exposure shifted slightly higher, and allocations to mid- and small-capitalized companies decreased. Exposure to companies economically tied to the small and mid-sized business space decreased, and exposure to Technology and Consumer non-cyclical industries increased.
PERFORMANCE
The Fund experienced a positive return for the period, as the Federal Reserve halted interest rate increases, broad inflation measures began to ease, and excitement surrounding Artificial Intelligence and the efficiencies from this new technology touched many segments of the equity market.
PERFORMANCE ATTRIBUTION

Top Contributors
↑	NVIDIA Corporation
↑	Amazon.com, Inc.
↑	Uber Technologies, Inc.

Top Detractors
↓	Tesla, Inc.
↓	Bill Holdings, Inc.
↓	MongoDB, Inc.
How did the Fund perform since inception?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and does not assume the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted. Performance for other share classes will vary.
CUMULATIVE PERFORMANCE
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (08/31/2015)
Institutional Class	20.58	11.84	17.31
Russell 3000 Total Return	23.13	14.14	13.54
Russell 3000 Growth Total Return	32.22	18.55	17.10
Visit https://www.zci.com/funds/zevenbergen-genea-fund/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Zevenbergen Genea Fund	PAGE 1	TSR_AR_00777X876

Key Fund Statistics (as of June 30, 2024)

Net Assets	$70,461,573
Number of Holdings	28

Net Advisory Fee	$386,963
Portfolio Turnover	19%
Visit https://www.zci.com/funds/zevenbergen-genea-fund/ for more recent performance information.
What did the Fund invest in? (as of June 30, 2024)

Top 10 Issuers	(%)
NVIDIA Corporation	10.3%
Tesla, Inc.	9.1%
MercadoLibre, Inc.	7.7%
Amazon.com, Inc.	7.7%
The Trade Desk, Inc.	7.5%
Shopify, Inc.	5.6%
Uber Technologies, Inc.	4.9%
Axon Enterprise, Inc.	4.8%
Netflix, Inc.	4.6%
Datadog, Inc.	3.8%

Industry	(%)
Consumer Discretionary	48.8%
Technology	39.1%
Industrials	6.8%
Real Estate	2.9%
Energy	1.9%
Cash & Other	0.5%
Industry Breakdown (% of net assets)
Householding
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Zevenbergen Capital Investments LLC documents not be householded, please contact Zevenbergen Capital Investments LLC at 1-844-986-2746, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Zevenbergen Capital Investments LLC or your financial intermediary.
For additional information about the Fund, including its prospectus and other important materials, scan the QR code or visit https://www.zci.com/funds/zevenbergen-genea-fund/.
The Fund is distributed by Quasar Distributors, LLC.
Zevenbergen Genea Fund	PAGE 2	TSR_AR_00777X876

(b)	Not applicable.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer. The registrant has not made any substantive amendments to its code of ethics during the period covered by this report. The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

(1)	A copy of the registrant’s Code of Ethics is filed herewith.

Item 3. Audit Committee Financial Expert.

The registrant’s board of trustees has determined that there is at least one audit committee financial expert serving on its audit committee. Brian Ferrie is the “audit committee financial expert” and is considered to be “independent” as each term is defined in Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years. “Audit services” refer to performing an audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit. “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. “Other services” provided by the principal accountant. The following table details the aggregate fees billed or expected to be billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

Zevenbergen Growth Fund

	FYE 06/30/2024	FYE 06/30/2023
(a) Audit Fees	$15,900	$13,650
(b) Audit-Related Fees	None	None
(c) Tax Fees	$3,000	$3,000
(d) All Other Fees	None	None

Zevenbergen Genea Fund

	FYE 06/30/2024	FYE 06/30/2023
(a) Audit Fees	$15,900	$13,650
(b) Audit-Related Fees	None	None
(c) Tax Fees	$3,000	$3,000
(d) All Other Fees	None	None

(e)(1) The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant.

(e)(2) The percentage of fees billed by the principal accountant applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

Zevenbergen Growth Fund

	FYE 06/30/2024	FYE 06/30/2023
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

Zevenbergen Genea Fund

	FYE 06/30/2024	FYE 06/30/2023
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

(f) N/A

(g) The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment adviser (and any other controlling entity, etc.—not sub-adviser) for the last two years.

Zevenbergen Growth Fund

Non-Audit Related Fees	FYE 06/30/2024	FYE 06/30/2023
Registrant	N/A	N/A
Registrant’s Investment Adviser	N/A	N/A

Zevenbergen Genea Fund

Non-Audit Related Fees	FYE 06/30/2024	FYE 06/30/2023
Registrant	N/A	N/A
Registrant’s Investment Adviser	N/A	N/A

(h) The audit committee of the board of trustees/directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser is compatible with maintaining the principal accountant’s independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

(i) Not applicable

(j) Not applicable

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

(a)	Schedule of Investments is included within the financial statements filed under Item 7 of this Form.

(b)	Not Applicable

Item 7. Financial Statements and Financial Highlights for Open-End Investment Companies.

(a)

Zevenbergen Funds
Financial Statements
June 30, 2024

Zevenbergen Growth Fund
Schedule of Investments
June 30, 2024

Security	Shares	Value
Common Stocks — 99.8%
Consumer Discretionary — 44.6%
Airbnb, Inc., Class A(a)	20,700	$ 3,138,741
Amazon.com, Inc.(a)	39,050	7,546,412
e.l.f. Beauty, Inc.(a)	17,800	3,750,816
MercadoLibre, Inc.(a)	5,000	8,216,999
Netflix, Inc.(a)	6,000	4,049,280
On Holding AG, Class A - ADR(a)	44,800	1,738,240
Spotify Technology S.A. - ADR(a)	4,700	1,474,813
Tesla, Inc.(a)	37,000	7,321,560
The Trade Desk, Inc., Class A(a)	70,750	6,910,153
Uber Technologies, Inc.(a)	71,850	5,222,058
Wingstop Inc.	7,370	3,115,004
Total Consumer Discretionary		52,484,076
Energy — 1.9%
First Solar, Inc.(a)	10,000	2,254,600
Total Energy		2,254,600
Health Care — 7.2%
Evolent Health, Inc., Class A(a)	35,650	681,628
Exact Sciences Corporation(a)	66,500	2,809,625
Natera, Inc.(a)	20,300	2,198,287
Repligen Corporation(a)	6,000	756,360
Veeva Systems Inc., Class A(a)	10,750	1,967,358
Total Heath Care		8,413,258
Industrials — 5.0%
Axon Enterprise, Inc.(a)	16,550	4,869,672
DLocal Limited - ADR(a)	40,600	328,454
Symbotic Inc.(a)	18,000	632,880
Total Industrials		5,831,006
Real Estate — 1.7%
Zillow Group, Inc., Class C(a)	42,200	1,957,658
Total Real Estate		1,957,658
Technology — 39.4%
Advanced Micro Devices, Inc.(a)	25,550	4,144,466
ARM Holdings PLC - ADR(a)	9,550	1,562,571
ASML Holding N.V. - ADR	2,000	2,045,460
Cadence Design Systems, Inc.(a)	7,000	2,154,250

Security	Shares	Value
CrowdStrike Holdings, Inc., Class A(a)	8,450	$ 3,237,956
HubSpot, Inc.(a)	2,100	1,238,559
Meta Platforms, Inc.	8,400	4,235,447
NVIDIA Corporation	91,100	11,254,493
Palo Alto Networks, Inc.(a)	8,350	2,830,734
Procore Technologies, Inc.(a)	9,200	610,052
ServiceNow, Inc.(a)	4,750	3,736,683
Shopify Inc., Class A - ADR(a)	85,850	5,670,393
Snowflake Inc., Class A(a)	18,000	2,431,620
Toast, Inc., Class A(a)	48,350	1,245,980
Total Technology		46,398,664
Total Common Stocks (Cost — $57,914,479)		117,339,262
Total Investments — 99.8% (Cost — $57,914,479)		$117,339,262
Other Assets in Excess of Liabilities — 0.2%		186,711
Total Net Assets — 100.0%		$117,525,973

ADR: American Depositary Receipt.
(a)	Non-income producing security.
The accompanying notes are an integral part of these financial statements.

1

Zevenbergen Genea Fund
Schedule of Investments
June 30, 2024

Security	Shares	Value
Common Stocks — 99.5%
Consumer Discretionary — 48.8%
Airbnb, Inc., Class A(a)	9,500	$1,440,485
Amazon.com, Inc.(a)	28,025	5,415,831
DraftKings, Inc., Class A(a)	37,950	1,448,552
MercadoLibre, Inc.(a)	3,315	5,447,870
Netflix, Inc.(a)	4,850	3,273,168
Rivian Automotive, Inc., Class A(a)	58,075	779,367
Spotify Technology S.A. - ADR(a)	4,500	1,412,055
Tesla, Inc.(a)	32,400	6,411,311
The Trade Desk, Inc., Class A(a)	54,060	5,280,040
Uber Technologies, Inc.(a)	47,850	3,477,738
Total Consumer Discretionary		34,386,417
Energy — 1.9%
First Solar, Inc.(a)	5,850	1,318,941
Total Energy		1,318,941
Industrials — 6.8%
Axon Enterprise, Inc.(a)	11,550	3,398,472
Bloom Energy Corp., Class A(a)	26,000	318,240
DLocal Limited - ADR(a)	44,550	360,410
Symbotic Inc.(a)	21,200	745,392
Total Industrials		4,822,514
Real Estate — 2.9%
Zillow Group, Inc., Class C(a)	44,000	2,041,160
Total Real Estate		2,041,160
Technology — 39.1%
Advanced Micro Devices, Inc.(a)	10,750	1,743,758
Alphabet Inc., Class C	6,100	1,118,862
ASML Holding N.V. - ADR	1,700	1,738,641
CrowdStrike Holdings, Inc., Class A(a)	6,350	2,433,257
Datadog, Inc., Class A(a)	20,900	2,710,521
Global-E Online Ltd. - ADR(a)	11,000	398,970
MongoDB, Inc.(a)	7,950	1,987,182
NVIDIA Corporation	59,000	7,288,859
Shopify Inc., Class A - ADR(a)	59,625	3,938,231
Snowflake Inc., Class A(a)	19,150	2,586,974
Toast, Inc., Class A(a)	61,300	1,579,701
Total Technology		27,524,956
Total Common Stocks (Cost — $30,582,008)		70,093,988

Security	Shares	Value
Short-Term Investments — 0.8%
First American U.S. Treasury Money Market Fund - Class Z - 5.16%(b)	561,483	$561,483
Total Short-Term Investments (Cost — $561,483)		561,483
Total Investments — 100.3% (Cost — $31,143,491)		$70,655,471
Liabilities in Excess of Other Assets — (0.3)%		(193,898)
Total Net Assets — 100.0%		$70,461,573

ADR: American Depositary Receipt.
(a)	Non-income producing security.
(b)	The rate reported is the annualized seven-day yield as of June 30, 2024.
The accompanying notes are an integral part of these financial statements.

2

Zevenbergen Growth Fund
Statement of Assets and Liabilities
June 30, 2024

Assets
Investments in securities, at value (cost $57,914,479)	$117,339,262
Dividend and interest receivable	2,287
Receivable for fund shares sold	6,355
Receivable for investments sold	613,295
Prepaid expenses	8,772
Total Assets	117,969,971
Liabilities
Payable for fund shares redeemed	58,344
Payable to Advisor	148,944
Payable to Custodian	61,161
Shareholder service fees	56,522
Distribution fees - Investor Class	7,199
Accrued other expenses and other liabilities	111,828
Total Liabilities	443,998
Net Assets	$117,525,973
Components of Net Assets
Paid-in capital	$72,891,560
Total distributable earnings	44,634,413
Net Assets	$117,525,973
Investor Class:
Net assets	$13,959,944
Shares outstanding (unlimited number of shares authorized, no par value)	433,407
Net asset value, offering and redemption price per share*	$32.21
Institutional Class:
Net assets	$103,566,029
Shares outstanding (unlimited number of shares authorized, no par value)	3,137,464
Net asset value, offering and redemption price per share*	$33.01

*	Shares redeemed or exchanged within 90 days of purchase are charged a 1.00% redemption fee (Note 9).
The accompanying notes are an integral part of these financial statements.

3

Zevenbergen Genea Fund
Statement of Assets and Liabilities
June 30, 2024

Assets
Investments in securities, at value (cost $31,143,491)	$70,655,471
Receivable for fund shares sold	1,745
Receivable for investments sold	104,808
Dividends and interest receivable	1,550
Prepaid expenses	11,137
Total Assets	70,774,711
Liabilities
Payable for fund shares redeemed	89,324
Payable to Advisor	72,938
Shareholder service fees	24,853
Distribution fees - Investor Class	19,710
Accrued other expenses and other liabilities	106,313
Total Liabilities	313,138
Net Assets	$70,461,573
Components of Net Assets
Paid-in capital	$66,880,319
Total distributable earnings	3,581,254
Net Assets	$70,461,573
Investor Class:
Net assets	$32,280,234
Shares outstanding (unlimited number of shares authorized, no par value)	809,673
Net asset value, offering and redemption price per share*	$39.87
Institutional Class:
Net assets	$38,181,339
Shares outstanding (unlimited number of shares authorized, no par value)	935,140
Net asset value, offering and redemption price per share*	$40.83

*	Shares redeemed or exchanged within 90 days of purchase are charged a 1.00% redemption fee (Note 9).
The accompanying notes are an integral part of these financial statements.

4

Zevenbergen Growth Fund
Statement of Operations
For the Year Ended June 30, 2024

Investment Income
Dividend income (net of foreign tax of $2,106)	$29,966
Interest income	25,721
Total Investment Income	55,687
Expenses
Advisory fees (Note 3)	877,690
Administration fees (Note 3)	133,357
Shareholder servicing fees (Note 6)	116,576
Transfer agent fees and expenses (Note 3)	64,431
Registration fees	37,736
Legal fees	36,149
Distribution fees - Investor Class (Note 7)	34,324
Audit fees	18,234
Trustees’ fees (Note 3)	16,736
Custody fees (Note 3)	15,875
Compliance fees (Note 3)	13,861
Insurance fees	6,990
Shareholder reporting fees	6,399
Miscellaneous expenses	5,495
Total Expenses	1,383,853
Expenses waived by the Advisor (Note 3)	(245,553)
Net Expenses	1,138,300
Net Investment Loss	(1,082,613)
Realized and Unrealized Gain on Investments
Net realized gain on investments	3,373,282
Change in unrealized appreciation (depreciation) on investments	22,518,064
Net Realized and Unrealized Gain on Investments	25,891,346
Net Increase in Net Assets from Operations	$24,808,733

The accompanying notes are an integral part of these financial statements.

5

Zevenbergen Genea Fund
Statement of Operations
For the Year Ended June 30, 2024

Investment Income
Dividend income (net of foreign tax of $1,811)	$14,105
Interest income	24,697
Total Investment Income	38,802
Expenses
Advisory fees (Note 3)	644,953
Administration fees (Note 3)	115,625
Distribution fees - Investor Class (Note 7)	102,494
Shareholder servicing fees (Note 6)	101,118
Transfer agent fees and expenses (Note 3)	68,997
Registration fees	34,241
Legal fees	33,957
Audit fees	18,237
Trustees’ fees (Note 3)	17,182
Custody fees (Note 3)	15,899
Shareholder reporting fees	11,918
Compliance fees (Note 3)	11,141
Insurance fees	6,432
Miscellaneous expenses	4,980
Total Expenses	1,187,174
Expenses waived by the Advisor (Note 3)	(257,990)
Net Expenses	929,184
Net Investment Loss	(890,382)
Realized and Unrealized Gain on Investments
Net realized gain on investments	8,948,582
Change in unrealized appreciation (depreciation) on investments	6,976,014
Net Realized and Unrealized Gain on Investments	15,924,596
Net Increase in Net Assets from Operations	$15,034,214

The accompanying notes are an integral part of these financial statements.

6

Zevenbergen Growth Fund
Statements of Changes in Net Assets

	For the Year Ended June 30, 2024	For the Year Ended June 30, 2023
Operations
Net investment loss	$(1,082,613)	$(851,546)
Net realized gain (loss) on investments	3,373,282	(14,092,410)
Net change in unrealized appreciation (depreciation) on investments	22,518,064	46,980,971
Net increase in net assets from operations	24,808,733	32,037,015
Capital Transactions
Proceeds from shares sold
Investor Class	1,031,988	1,124,548
Institutional Class	10,100,036	20,100,773
Cost of shares redeemed
Investor Class	(3,866,682)	(2,854,704)
Institutional Class	(22,339,318)	(10,772,298)
Redemption fees
Investor Class	344	718
Institutional Class	2,350	4,580
Net increase (decrease) in net assets from capital share transactions	(15,071,282)	7,603,617
Total increase in net assets	9,737,451	39,640,632
Net Assets
Beginning of year	107,788,522	68,147,890
End of year	$117,525,973	$107,788,522
Capital Shares Transactions
Investor Class
Shares sold	38,094	51,509
Shares redeemed	(136,898)	(141,458)
Net decrease in shares outstanding	(98,804)	(89,949)
Institutional Class
Shares sold	364,228	964,887
Shares redeemed	(775,946)	(498,864)
Net increase (decrease) in shares outstanding	(411,718)	466,023

The accompanying notes are an integral part of these financial statements.

7

Zevenbergen Genea Fund
Statements of Changes in Net Assets

	For the Year Ended June 30, 2024	For the Year Ended June 30, 2023
Operations
Net investment loss	$(890,382)	$(784,191)
Net realized gain (loss) on investments	8,948,582	(25,478,126)
Net change in unrealized appreciation (depreciation) on investments	6,976,014	50,417,555
Net increase in net assets from operations	15,034,214	24,155,238
Capital Transactions
Proceeds from shares sold
Investor Class	9,964,905	7,013,531
Institutional Class	3,758,752	3,499,824
Cost of shares redeemed
Investor Class	(25,667,096)	(10,603,309)
Institutional Class	(13,043,532)	(14,400,204)
Redemption fees
Investor Class	9,502	10,599
Institutional Class	9,487	10,616
Net decrease in net assets from capital share transactions	(24,967,982)	(14,468,943)
Total increase (decrease) in net assets	(9,933,768)	9,686,295
Net Assets
Beginning of year	80,395,341	70,709,046
End of year	$70,461,573	$80,395,341
Capital Shares Transactions
Investor Class
Shares sold	281,882	249,540
Shares redeemed	(699,968)	(415,231)
Net decrease in shares outstanding	(418,086)	(165,691)
Institutional Class
Shares sold	106,120	127,748
Shares redeemed	(342,855)	(562,599)
Net decrease in shares outstanding	(236,735)	(434,851)

The accompanying notes are an integral part of these financial statements.

8

Zevenbergen Growth Fund
Financial Highlights
Investor Class

For a capital share outstanding throughout each year presented:

	For the Year Ended June 30,
	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Year	$25.92	$18.11	$42.74	$29.05	$19.00
Income (loss) from Investment Operations:
Net investment loss(1)	(0.35)	(0.26)	(0.46)	(0.49)	(0.27)
Net realized and unrealized gain (loss) on investments	6.64	8.07	(23.44)	14.16	10.30
Total from Investment Operations	6.29	7.81	(23.90)	13.67	10.03
Less Distributions:
From net realized gain on investments	—	—	(0.74)	(0.03)	—
Redemption Fee Proceeds	—*	—*	0.01	0.05	0.02
Net Asset Value, End of Year	$32.21	$25.92	$18.11	$42.74	$29.05
Total Return	24.27%	43.13%	(56.79)%	47.22%	52.89%
Supplemental Data and Ratios:
Net assets, end of year (in thousands)	$13,960	$13,795	$11,268	$40,472	$18,492
Ratio of expenses to average net assets
Before fees waived and reimbursed by the Advisor	1.52%	1.55%	1.55%	1.52%	2.14%
After fees waived and reimbursed by the Advisor	1.30%	1.30%	1.30%	1.30%	1.30%
Ratio of net investment loss to average net assets
Before fees waived and reimbursed by the Advisor	(1.47)%	(1.50)%	(1.54)%	(1.47)%	(2.12)%
After fees waived and reimbursed by the Advisor	(1.25)%	(1.25)%	(1.29)%	(1.25)%	(1.28)%
Portfolio turnover rate(2)	13.62%	21.85%	55.60%	43.12%	38.74%

*	Less than $0.01 per share.
(1)	Per share amounts have been calculated using the average shares method.
(2)	Portfolio turnover rate is calculated for the Fund without distinguishing between classes.
The accompanying notes are an integral part of these financial statements.

9

Zevenbergen Growth Fund
Financial Highlights
Institutional Class

For a capital share outstanding throughout each year presented:

	For the Year Ended June 30,
	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Year	$26.48	$18.45	$43.39	$29.40	$19.18
Income (loss) from Investment Operations:
Net investment loss(1)	(0.27)	(0.20)	(0.34)	(0.37)	(0.20)
Net realized and unrealized gain (loss) on investments	6.80	8.23	(23.87)	14.34	10.40
Total from Investment Operations	6.53	8.03	(24.21)	13.97	10.20
Less Distributions:
From net realized gain on investments	—	—	(0.74)	(0.03)	—
Redemption Fee Proceeds	—*	—*	0.01	0.05	0.02
Net Asset Value, End of Year	$33.01	$26.48	$18.45	$43.39	$29.40
Total Return	24.66%	43.52%	(56.66)%	47.68%	53.28%
Supplemental Data and Ratios:
Net assets, end of year (in thousands)	$103,566	$93,994	$56,880	$81,953	$37,302
Ratio of expenses to average net assets
Before fees waived and reimbursed by the Advisor	1.22%	1.25%	1.25%	1.22%	1.90%
After fees waived and reimbursed by the Advisor	1.00%	1.00%	1.00%	1.00%	1.00%
Ratio of net investment loss to average net assets
Before fees waived and reimbursed by the Advisor	(1.17)%	(1.19)%	(1.24)%	(1.17)%	(1.88)%
After fees waived and reimbursed by the Advisor	(0.95)%	(0.95)%	(0.99)%	(0.95)%	(0.98)%
Portfolio turnover rate(2)	13.62%	21.85%	55.60%	43.12%	38.74%

*	Less than $0.01 per share.
(1)	Per share amounts have been calculated using the average shares method.
(2)	Portfolio turnover rate is calculated for the Fund without distinguishing between classes.
The accompanying notes are an integral part of these financial statements.

10

Zevenbergen Genea Fund
Financial Highlights
Investor Class

For a Capital Share Outstanding Throughout Each Year Presented:

	For the Year Ended June 30,
	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Year	$33.16	$23.34	$56.40	$33.34	$23.12
Income (Loss) from Investment Operations:
Net investment loss(1)	(0.44)	(0.34)	(0.61)	(0.69)	(0.32)
Net realized and unrealized gain (loss) on investments	7.14	10.15	(32.46)	23.65	10.53
Total Gain (Loss) from Investment Operations	6.70	9.81	(33.07)	22.96	10.21
Redemption Fee Proceeds	0.01	0.01	0.01	0.10	0.01
Net Asset Value, End of Year	$39.87	$33.16	$23.34	$56.40	$33.34
Total Return	20.24%	42.07%	(58.62)%	69.17%	44.20%
Supplemental Data and Ratios:
Net assets, end of year (in thousands)	$32,280	$40,716	$32,528	$120,716	$32,763
Ratio of expenses to average net assets
Before fees waived and reimbursed by the Advisor	1.62%	1.66%	1.49%	1.48%	1.98%
After fees waived and reimbursed by the Advisor	1.30%	1.30%	1.30%	1.37%	1.40%
Ratio of net investment loss to average net assets
Before fees waived and reimbursed by the Advisor	(1.57)%	(1.63)%	(1.49)%	(1.47)%	(1.96)%
After fees waived and reimbursed by the Advisor	(1.25)%	(1.27)%	(1.30)%	(1.36)%	(1.38)%
Portfolio turnover rate(2)	18.83%	19.89%	17.80%	32.40%	61.63%

(1)	Per share amounts have been calculated using the average shares method.
(2)	Portfolio turnover rate is calculated for the Fund without distinguishing between classes.
The accompanying notes are an integral part of these financial statements.

11

Zevenbergen Genea Fund
Financial Highlights
Institutional Class

For a Capital Share Outstanding Throughout Each Year Presented:

	For the Year Ended June 30,
	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Year	$33.86	$23.76	$57.24	$33.74	$23.33
Income (Loss) from Investment Operations:
Net investment loss(1)	(0.34)	(0.26)	(0.47)	(0.54)	(0.25)
Net realized and unrealized gain (loss) on investments	7.30	10.35	(33.02)	23.94	10.65
Total Gain (Loss) from Investment Operations	6.96	10.09	(33.49)	23.40	10.40
Redemption Fee Proceeds	0.01	0.01	0.01	0.10	0.01
Net Asset Value, End of Year	$40.83	$33.86	$23.76	$57.24	$33.74
Total Return	20.58%	42.51%	(58.49)%	69.65%	44.62%
Supplemental Data and Ratios:
Net assets, end of year (in thousands)	$38,181	$39,679	$38,181	$107,182	$25,179
Ratio of expenses to average net assets
Before fees waived and reimbursed by the Advisor	1.32%	1.36%	1.20%	1.18%	1.70%
After fees waived and reimbursed by the Advisor	1.00%	1.00%	1.00%	1.07%	1.10%
Ratio of net investment loss to average net assets
Before fees waived and reimbursed by the Advisor	(1.27)%	(1.33)%	(1.20)%	(1.17)%	(1.68)%
After fees waived and reimbursed by the Advisor	(0.95)%	(0.97)%	(1.00)%	(1.06)%	(1.08)%
Portfolio turnover rate(2)	18.83%	19.89%	17.80%	32.40%	61.63%

(1)	Per share amounts have been calculated using the average shares method.
(2)	Portfolio turnover rate is calculated for the Fund without distinguishing between classes.
The accompanying notes are an integral part of these financial statements.

12

Zevenbergen Funds
Notes to the Financial Statements
June 30, 2024
Note 1 – ORGANIZATION
Zevenbergen Growth Fund (the “Growth Fund”) and Zevenbergen Genea Fund (the “Genea Fund”; each a “Fund”, and collectively the “Funds”) are non-diversified series of Advisor Managed Portfolios (the “Trust”). The Trust was organized on February 16, 2023, as a Delaware Statutory Trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”) as an open-end management investment company. Zevenbergen Capital Investments LLC (the “Advisor”) serves as the investment manager to the Funds. The inception date of the Funds was August 31, 2015. The Funds’ investment objective is long-term capital appreciation.
Growth Fund and Genea Fund, each, currently offer two classes of shares, Institutional Class and Investor Class. Each share class represents an equal interest in the Fund, except the difference of class specific expenses, which reflects the difference in the range of services provided to each class. Income, expenses (other than class specific), and realized and unrealized gains and losses on investments are allocated daily to each class based on relative net assets.
The Funds are the successor to the Zevenbergen Growth Fund and Zevenbergen Genea Fund (the “Predecessor Funds”), each a series of Trust for Advised Portfolios. The Predecessor Funds reorganized into the Funds on January 19, 2024 (the “AMP Reorganization”).
•	The AMP Reorganization was accomplished by a tax-free exchange of shares of the Funds for shares of the Predecessor Funds of equivalent aggregate net asset value.
•
Fees and expenses incurred to affect the AMP Reorganization were borne by the Trust’s Administrator. The management fee of the Funds do not exceed the management fee of the Predecessor Funds. The AMP Reorganization did not result in a material change to the Funds’ investment portfolios and there are no material differences in accounting policies of the Funds and the Predecessor Funds.

•	The Funds adopted the performance history of the Predecessor Funds.
Note 2 – SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Funds in preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) for investment companies. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies in the Financial Accounting Standards Board Accounting Standards Codification Topic 946. The presentation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the period. Actual results may differ from those estimates.
(a) Securities Valuation. The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Advisor’s own market assumptions (unobservable inputs). The inputs or methodology used in determining the value of each Fund’s investments are not necessarily an indication of the risk associated with investing in those securities.
Various inputs are used in determining the value of the Funds’ investments. These inputs are summarized into three broad categories as defined below:
Level 1 —
Quoted prices in active markets for identical securities. An active market for a security is a market in which transactions occur with sufficient frequency and volume to provide pricing information on an ongoing basis. A quoted price in an active market provides the most reliable evidence of fair value.
Level 2 —
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

13

Zevenbergen Funds
Notes to the Financial Statements(Cont’d)
June 30, 2024
Level 3 —
Significant unobservable inputs, including the Advisor’s assumptions in determining fair value of investments.
Equity securities that are traded on a national securities exchange are stated at the last reported sales price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy. When reliable market quotations are not readily available or a pricing service does not provide a valuation (or provides a valuation that in the judgment of the Advisor does not represent the security’s fair value) or when, in the judgment of the Advisor, events have rendered the market value unreliable, a security is fair valued in good faith by the Advisor under procedures approved by the Board of Trustees of the Trust (the “Board”). The Board has adopted specific procedures for valuing portfolio securities and delegated the responsibility of fair valuation determinations to the Advisor, as the Funds’ valuation designee in accordance with
Rule 2a-5 of the 1940 Act.
Short-term investments classified as money market instruments are valued at net asset value (“NAV”). These investments are categorized as Level 1 of the fair value hierarchy.
The following is a summary of the fair values of the Funds’ investments in each category investment type as of June 30, 2024:
Growth Fund

Description	Level 1	Level 2	Level 3	Total
Investments
Common Stocks	$117,339,262	$ —	$ —	$117,339,262
Total Investments	$117,339,262	$ —	$—	$117,339,262

Genea Fund

Description	Level 1	Level 2	Level 3	Total
Investments
Common Stocks	$70,093,988	$ —	$ —	$70,093,988
Short-Term Investments	561,483	—	—	561,483
Total Investments	$70,655,471	$ —	$—	$70,655,471

Please refer to the Schedule of Investments for further classification.
(b) Concentration and Sector Risks. To the extent the investment strategy invests more heavily in particular industries, groups of industries, or sectors of the economy, its performance will be especially sensitive to developments that significantly affect those industries, groups of industries, or sectors of the economy. As of June 30, 2024, over 25% of each Fund’s assets were invested in securities of both the consumer discretionary and technology sectors. Some relevant risks related to the sectors are described below:
Consumer Discretionary. Changes in the domestic and international economies, interest rates, competition, consumer confidence, disposable household income, and consumer spending may affect companies in this sector.
Technology. Changes in domestic and international competition, economic cycles, financial resources, personnel availability, rapid innovation and intellectual property issues may affect companies in this sector.
(c) Security Transactions, Investment Income and Distributions. The Funds record security transactions based on trade date. Realized gains and losses on sales of securities are calculated by comparing the original cost of the specifically identified security lot sold with the net sales proceeds. Dividend income is recognized on the ex-dividend date, and interest income is recognized on an accrual basis. Withholding taxes on foreign dividends have been provided for in accordance with the Trust’s understanding of the applicable country’s tax rules and rates.

14

Zevenbergen Funds
Notes to the Financial Statements(Cont’d)
June 30, 2024
(d) Federal Income Taxes. The Funds have elected to be taxed as Regulated Investment Companies (“RIC”) under the U.S. Internal Revenue Code of 1986, as amended, and intend to maintain this qualification and to distribute substantially all of their net taxable income to their shareholders. Therefore, no provision is made for federal income taxes. Due to the timing of dividend distributions (if any) and the differences in accounting for income and realized gains and losses for financial statement and federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains and losses are recorded by the Funds.
Management of the Funds is required to analyze all open tax years, as defined by IRS statute of limitations for all major jurisdictions, including federal tax authorities and certain state tax authorities. As of and during the period ended June 30, 2024, the Funds did not have a liability for any unrecognized tax benefits. Generally, tax authorities can examine tax returns filed for the preceding three years. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.
Note 3 – INVESTMENT MANAGEMENT AGREEMENT AND OTHER RELATED PARTY TRANSACTIONS
The Trust entered into an agreement for the Advisor to furnish investment advisory services to the Funds. Under the terms of this agreement, Growth Fund and Genea Fund will pay the Advisor a monthly fee based on each Fund’s average daily net assets at the annual rate of 0.80%.
The Advisor has contractually agreed to waive its management fee and/or reimburse each Fund’s operating expenses (excluding shareholder servicing fees, any front-end or contingent deferred loads, taxes, leverage interest, brokerage commissions, acquired fund fees and expenses, merger or reorganization-related expenses, portfolio transaction expenses, interest expense and dividends paid on short sales, and extraordinary expenses) to ensure they do not exceed, on an annual basis, the expense limitations, expressed as a percentage rate of the average daily net assets of each Fund, listed below. Waivers or reimbursements are calculated daily and settled monthly or quarterly in conjunction with each Fund's payment of advisory fees.

Fund	Investor Class	Institutional Class
Growth Fund	1.15%	0.90%
Genea Fund	1.15%	0.90%

See Note 6 – Shareholder Servicing Plan for shareholder servicing fees charged in addition to fees outlined in this table.
The Advisor is permitted to recapture amounts waived and/or reimbursed to a class within three years if a class’s total annual operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. However, in no case will the Advisor recapture any amount that would result, on any particular business day, in a class’s total annual operating expenses exceeding the expense cap or any other lower limit then in effect.
At June 30, 2024, the expenses reimbursed to the Funds and contractual fees waived by the Advisor and subject to potential recapture by period were as follows:

Fiscal Year Waived/Reimbursed	Growth Fund	Genea Fund	Expiration
FYE June 30, 2022	231,846	324,918	June 30, 2025
FYE June 30, 2023	218,943	252,257	June 30, 2026
FYE June 30, 2024	245,553	257,990	June 30, 2027
	$696,342	$835,165

U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services”), serves as the Funds’ administrator, fund accountant, transfer agent, and provides compliance services to the Funds. The officers of the Trust are employees of Fund Services. U.S. Bank serves as the Funds’ custodian. For the year ended June 30, 2024,

15

Zevenbergen Funds
Notes to the Financial Statements(Cont’d)
June 30, 2024
the Funds incurred the following expenses for administration and fund accounting, custody, transfer agent and compliance fees:

	Growth Fund	Genea Fund
Administration	$133,357	$115,625
Custody	15,875	15,899
Transfer Agency	64,431	68,997
Compliance	13,861	11,141

At June 30, 2024, the Funds had payables due to Fund Services and its affiliates for administration and fund accounting, custody, transfer agent and compliance fees in the following amounts:

	Growth Fund	Genea Fund
Administration	$43,357	$36,964
Custody	2,753	3,069
Transfer Agency	21,893	24,153
Compliance	5,824	3,105

The above payable amounts are included in the Accrued other expenses and other liabilities line item in the Statements of Assets and Liabilities.
The Independent Trustees (the Trustees of the Trust who are not “interested persons” of the Trust, as defined under the 1940 Act) were paid $33,918 for their services to the Funds during the year ended June 30, 2024. No compensation is paid directly by the Funds to the Interested Trustee or officers of the Trust.
Note 4 – INVESTMENT TRANSACTIONS
Purchases and sales of investment securities (excluding short-term investments) for each Fund for the year ended June 30, 2024, were as follows:

Growth Fund
Purchases	$14,845,406
Sales	$30,630,357
Genea Fund
Purchases	$15,024,493
Sales	$40,255,440

Note 5 – FEDERAL INCOME TAX INFORMATION
At June 30, 2024, the components of distributable earnings for income tax purposes were as follows:

	Growth Fund	Genea Fund
Cost of investments	$58,061,522	$31,236,862
Gross unrealized appreciation	62,974,375	43,135,087
Gross unrealized depreciation	(3,696,635)	(3,716,478)
Net unrealized appreciation on investments	59,277,740	39,418,609
Undistributed ordinary income	—	—
Undistributed long-term capital gains	—	—
Accumulated earnings	—	—
Other accumulated losses	(14,643,326)	(35,837,356)
Other book/tax temporary differences	—	—
Total accumulated gains/losses	$44,634,414	$3,581,253

16

Zevenbergen Funds
Notes to the Financial Statements(Cont’d)
June 30, 2024
The difference between book basis and tax basis unrealized appreciation/(depreciation) is attributable in part to the tax deferral of losses on wash sales.
GAAP requires that certain components of net assets be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. For the year ended June 30, 2024, permanent differences, due to net operating losses, in book and tax accounting have been reclassified to capital and distributable earnings as follows:

	Distributable Earnings	Paid In Capital
Growth Fund	$649,099	$(649,099)
Genea Fund	$566,335	$(566,335)

The Funds paid no distributions for the years ended June 30, 2024 and June 30, 2023.
The Funds are required, in order to meet certain excise tax requirements, to measure and distribute annually, net capital gains realized during the twelve month period ending October 31. In connection with this requirement, the Funds are permitted, for tax purposes, to defer into their next fiscal year any net capital losses incurred from November 1 through the end of the fiscal year. Late year losses incurred after December 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. At June 30, 2024, the Funds deferred the following losses on a tax basis:

	Late Year Loss	Post October Loss
Growth Fund	$497,777	$ —
Genea Fund	$324,047	$—

At June 30, 2024, the Funds had capital loss carryforwards, which reduce the Funds’ taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code, and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Funds of any liability for federal tax. Pursuant to the Internal Revenue Code, the character of such capital loss carryforwards is as follows:

	Capital Loss Carryforwards Not Subject to Expiration
	Short-Term	Long-Term	Total
Growth Fund	$14,145,549	$—	$14,145,549
Genea Fund	$17,970,807	$17,542,502	$35,513,309

The capital loss carryovers utilized by the Funds for the year ended June 30, 2024 were as follows:

Fund
Growth Fund	$3,326,201
Genea Fund	$8,797,428

Note 6 – SHAREHOLDER SERVICING PLAN
The Trust, on behalf of the Funds, has adopted a Shareholder Servicing Plan under which the Funds may pay a fee of up to the following amounts of the average daily net assets:

Fund	Investor Class	Institutional Class
Growth Fund	0.15%	0.10%
Genea Fund	0.15%	0.10%

The Shareholder Servicing Plan authorizes payment of a shareholder servicing fee to the financial intermediaries and other service providers who provide administrative and support services to Fund shareholders.

17

Zevenbergen Funds
Notes to the Financial Statements(Cont’d)
June 30, 2024
For the year ended June 30, 2024, class specific Shareholder Servicing fees were as follows:

Fund	Investor Class	Institutional Class
Growth Fund	$20,594	$95,982
Genea Fund	$61,496	$39,622

Note 7 – DISTRIBUTION PLAN
The Trust, on behalf of the Funds, has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act that allows each Fund to pay distribution fees for the sale and distribution of its Investor Class shares. The Plan provides for the payment of distribution fees at the annual rate of up to 0.25% of average daily net assets of the Investor Class shares. For the year ended June 30, 2024, distribution fees incurred are disclosed on the Statements of Operations.
Note 8 – INDEMNIFICATIONS
In the normal course of business, each Fund enters into contracts that provide general indemnifications by each Fund to the counterparty to the contract. Each Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against each Fund and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.
Note 9 – REDEMPTION FEES
Each Fund charges a 1.00% redemption fee on the redemption of Investor Class and Institutional Class shares held for 90 days or less. This fee (which is paid into the Fund) is imposed in order to help offset the transaction costs and administrative expenses associated with the activities of short-term “market timers” that engage in the frequent purchase and sale of Fund shares. The fee is accounted for as an addition to paid-in capital. Each Fund reserves the right to modify the terms of or terminate the fee at any time. There are limited exceptions to the imposition of the redemption fee. Please refer to Statements of Changes in Net Assets for fees recognized.
Note 10 – CONTROL OWNERSHIP
The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of the funds create presumption of control of the funds under 2(a)(9) of the 1940 Act. As of June 30, 2024, Charles Schwab & Co., Inc. held approximately 52.67% and Pershing LLC held approximately 41.72%, in aggregate for the benefit of others, of the outstanding shares of the Growth Fund and Charles Schwab Co., Inc. held approximately 78.92%, in aggregate for the benefit of others, of the outstanding shares of the Genea Fund.
Note 11 – SUBSEQUENT EVENTS
In preparing these financial statements, the Funds have evaluated events and transactions for potential recognition or disclosure through the date the financial statements were available to be issued. The Funds have determined that there were no subsequent events that would need to be disclosed in the Funds’ financial statements.

18

Report of Independent Registered Public Accounting Firm
To the Shareholders of Zevenbergen Growth Fund and Zevenbergen Genea Fund and
Board of Trustees of Advisor Managed Portfolios
Opinion on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Zevenbergen Growth Fund and Zevenbergen Genea Fund, each a series in Advisor Managed Portfolios (formerly each a series of Trust for Advised Portfolios) (the “Funds”) as of June 30, 2024, and the related statements of operations for the year then ended, the statements of changes in net assets and the financial highlights for each of the two years in the period then ended, and the related notes, (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Funds as of June 30, 2024, the results of their operations for the year then ended and the changes in their net assets and the financial highlights for each of the two years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.
The Funds’ financial highlights for the years ended June 30, 2022, and prior, were audited by other auditors whose report dated August 26, 2022, expressed an unqualified opinion on those financial highlights.
Basis for Opinion
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits included confirmation of securities owned as of June 30, 2024, by correspondence with the custodian. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more investment companies within the Trust since 2023.

COHEN & COMPANY, LTD.
Philadelphia, Pennsylvania
August 27, 2024

19

Zevenbergen Funds
Additional Information
June 30, 2024 (Unaudited)
Quarterly Portfolio Schedule
The Funds file a complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission (the “SEC”) for the first and third quarters of each fiscal year on Part F of Form N-PORT. The Funds’ Form Part F of Form N-PORT is available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.
The Funds also make this schedule of portfolio holdings available on the Funds’ website within sixty days of each quarter end noted at www.zci.com/funds/.
Proxy Voting
You may obtain a description of the Funds’ proxy voting policy and voting records, without charge, upon request by contacting the Funds directly at 1-844-986-2746 or on the EDGAR Database on the SEC’s website at www.sec.gov. The Funds file their proxy voting records annually as of June 30, with the SEC on Form N-PX. The Funds’ Form N-PX is available without charge by visiting the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.
Shareholder Tax Information
For the fiscal year ended June 30, 2024, certain dividends paid by the Funds may be taxable to Fund shareholders at a maximum tax rate of 23.8%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. The percentage of dividends declared from ordinary income designated as qualified dividend income was as follows:

Growth Fund	0.00%
Genea Fund	0.00%

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the fiscal year ended June 30, 2024, was as follows:

Growth Fund	0.00%
Genea Fund	0.00%

The percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under Internal Revenue Section 871 (k)(2)(C) for each Fund were as follows:

Growth Fund	0.00%
Genea Fund	0.00%

Information About the Funds’ Trustees
The Funds’ Statement of Additional Information (“SAI”) includes additional information about the Funds' Trustees and is available without charge, upon request, by calling 1-844-986-2746. Furthermore, you can obtain the SAI on the SEC’s website at www.sec.gov or the Funds' website at www.zci.com.

20

Investment Advisor
Zevenbergen Capital Investments LLC
326 Admiral Way, Suite 200
Edmonds, Washington 98020
Distributor
Quasar Distributors, LLC
3 Canal Plaza, Suite 100
Portland, Maine 04101
Custodian
U.S. Bank National Association
Custody Operations
1555 North River Center Drive, Suite 302 Milwaukee, Wisconsin 53212
Transfer Agent, Fund Accountant and Fund Administrator
U.S. Bancorp Fund Services, LLC
(doing business as U.S. Bank Global Fund Services)
615 East Michigan Street
Milwaukee, Wisconsin 53202
Independent Registered Public Accounting Firm
Cohen & Company, Ltd.
1835 Market Street, Suite 310
Philadelphia, Pennsylvania 19103
Legal Counsel Morgan, Lewis & Bockius LLP
1111 Pennsylvania Avenue, NW
Washington, DC 20004
This report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

(b)	Financial Highlights are included within the financial statements filed under Item 7 of this Form.

Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.

There were no changes in or disagreements with accountants during the period covered by this report.

Item 9. Proxy Disclosure for Open-End Investment Companies.

There were no matters submitted to a vote of shareholders during the period covered by this report.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.

See Item 7(a).

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 16. Controls and Procedures.

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable

Item 19. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. 1) Filed herewith.

(2)	Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Not Applicable.

(3)	A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)). Filed herewith.

(4) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(5) Change in the registrant’s independent public accountant. Provide the information called for by Item 4 of Form 8-K under the Exchange Act (17 CFR 249.308). Unless otherwise specified by Item 4, or related to and necessary for a complete understanding of information not previously disclosed, the information should relate to events occurring during the reporting period. Not applicable to open-end investment companies and ETFs.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Advisor Managed Portfolios

By	/s/ Russell B. Simon
Russell B. Simon, President/Principal Executive Officer

Date	09/06/2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Russell B. Simon
Russell B. Simon, President/Principal Executive Officer

Date	09/06/2024

By	/s/ Eric T. McCormick
Eric T. McCormick, Treasurer/Principal Financial Officer

Date	09/06/2024